Commitments	12 Months Ended
Mar. 31, 2012
Contingencies/Commitments [Abstract]
Commitments

25. Commitments

The annual future minimum lease payments for heavy equipment, office equipment and premises in respect of operating leases, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending March 31,
2013	$54,542
2014	38,553
2015	19,014
2016	4,248
2017 and thereafter	–
$116,357

Total contingent rentals on operating leases consisting principally of usage (recoveries) charges in excess of minimum contracted amounts for the years ended March 31, 2012, 2011 and 2010 amounted to $(8,449), $1,881 and $10,246 respectively.